Changes in accounting policies	12 Months Ended
Jun. 30, 2020
Changes in accounting policies
Changes in accounting policies

3      Changes in accounting policies

The IASB has issued IFRS 16, Lease, and amendments to IFRSs that are first effective for the current accounting period of the Group.  Of these, the following developments are relevant to the Group’s financial statements:

(a)	IFRS 16, Leases
(b)	IFRIC 23, Uncertainty over Tax Treatments

The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.

The adoption of IFRIC 23 does not have any material impact on the Group’s financial statements.

(a)IFRS 16, Leases

IFRS 16 replaces IAS 17 Leases, IFRIC 4, Determining whether an Arrangement contains a Lease, SIC 15, Operating Leases - Incentives and SIC 27, Evaluating the Substance of Transactions Involving the Legal Form of a Lease. It sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model to recognize and measure right-of-use assets and lease liabilities, except for exemptions for short-term leases and leases of low-value items.

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized as an adjustment to the opening equity at July 1, 2019. Therefore, comparative information continues to be reported under IAS 17 and related interpretations. Additionally, the disclosure requirements in IFRS 16 have not been applied to comparative information.

Further details of the nature and effect of the changes to previous accounting policies and the transition approach are set out below:

(i)	Definition of lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining whether an Arrangement contains a Lease. On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after July 1, 2019.

(ii)	As a lessee - Leases classified as operating leases under IAS 17

The Group’ lease contracts are mainly for campuses and office space, which were previously classified as operating leases under IAS 17. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most of these leases – i.e. these leases are on-balance sheet. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at July 1, 2019 (see Note 3(a)(iii)). Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:

–– did not recognize right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;

–– did not recognize right-of-use assets and liabilities for leases of low value assets;

–– excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and

–– used hindsight when determining the lease term.

(iii)	Impact on financial statements

On transition to IFRS 16, the impact on transition is summarized below.

July 1, 2019
RMB’000
Right-of-use assets	411,115
Lease liabilities	411,090
- current	16,754
- non-current	394,336

For the impact of IFRS 16 on profit or loss for the fiscal year, see note 12(b). For the impact of IFRS 16 on the statement of cash flows, see notes 12(c). For the details of accounting policies under IFRS 16 and IAS 17, see Note 4(o).

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at July 1, 2019. The incremental borrowing rate applied is 4.9%.

The lease liabilities at July 1, 2019 reconciled to the operating lease commitments at June 30, 2019 are as follows:

RMB’000

Operating lease commitments at June 30, 2019 as disclosed under IAS 17 in the Group’s consolidated financial statements	688,424
Less: lease payments in contracts under which the forecast of changes in an index or a rate is not needed	(87,393)
601,031
Less: discounted using the incremental borrowing rate at 4.9%	(189,941)
Present value of remaining lease payments, discounted using the incremental borrowing rate as at July 1, 2019	411,090

Lease liabilities recognized as at July 1, 2019	411,090